CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		41 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,374,249)	$ (2,236,866)	$ (8,026,303)
Common shares issued for services	0	0	71,000
Compensation cost for stock options granted	96,251	111,288	266,703
Loss on reduction of inventory to LCM	29,884	0	121,910
Loan initiation fee accrued for notes payable	0	0	2,000
Depreciation and amortization	25,586	6,420	41,208
Adjustments to reconcile net loss to net cash provided by operating activities:
Increase in accounts receivable	(174,183)	0	(175,407)
Increase in inventory	(29,884)	0	(121,910)
Increase in prepaid expenses	(8,791)	(41,946)	(39,975)
Increase in security deposits	(30,589)	(2,200)	(37,946)
Increase (decrease) in accounts payable	7,335	(1,500)	72,101
Decrease in accrued payroll	0	(278,571)	0
Increase (decrease) in accrued expenses	1,491,014	(10,392)	1,933,342
Net cash used in operating activities	(1,967,626)	(2,453,767)	(5,893,277)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of furniture & fixtures	0	(35,776)	(86,465)
Purchase of software	0	(49,500)	(50,466)
Net cash used in investing activities	0	(85,276)	(136,931)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of common stocks and warrants	400,000	5,713,785	6,370,325
(Repayments of) Proceeds from bank line of credit	(750,000)	1,000,000	250,000
Proceeds from (repayments of) loans from related parties	75,375	(179,000)	78,453
Cash released from (restricted for) commercial line of credit	750,000	(1,000,000)	(250,000)
Net cash provided by financing activities	475,375	5,534,785	6,448,778
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	(1,492,251)	2,995,742	418,570
CASH & CASH EQUIVALENTS, BEGINNING BALANCE	1,910,821	10,253	0
CASH & CASH EQUIVALENTS, ENDING BALANCE	418,570	3,005,994	418,570
SUPPLEMENTAL DISCLOSURES:
Interest paid	13,892	5,389	19,281
Income taxes paid	0	0	250
NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock and warrants issued for assets purchase	4,674,853	0	0
Options issued for previously accrued director compensation	$ 45,000	$ 0	$ 0